Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	2,991,778	5,983,900	13,897,304
Exercised | shares	(1,579,006)	(2,992,122)	(7,866,422)
Forfeited | shares			(46,982)
Number of options outstanding ending balance | shares	1,412,772	2,991,778	5,983,900
Number of options Vested and expected to vest | shares	1,412,772	2,991,778	5,983,900
Number of options exercisable | shares	1,412,772	2,991,778	5,983,900
Number of options non vested | shares	0	0	0
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.22	$ 0.23	$ 0.23
Weighted-average grant date fair value options exercised | $ / shares	0.23	0.24	0.23
Weighted-average exercise price options forfeited | $ / shares			0.27
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.22	$ 0.22	$ 0.23
Weighted-average exercise price options Vested and expected to vest	$ 0.22	$ 0.22	$ 0.23
Weighted-average exercise price options exercisable | $ / shares	$ 0.22	$ 0.22	$ 0.23
Weighted-average grant date fair value options outstanding beginning balance	$ 1.94	$ 1.93	$ 1.92
Weighted-average grant date fair value options exercised	1.94	1.92	1.91
Weighted-average grant date fair value options forfeited			1.91
Weighted-average grant date fair value options outstanding ending balance	1.93	1.94	1.93
Weighted-average grant date fair value options vested and expected to vest	1.93	1.94	1.93
Weighted-average grant date fair value options exercisable	$ 1.93	$ 1.94	$ 1.93
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	24,792,940	21,151,186	26,640,508
Granted | shares	24,957,454	8,543,982	4,992,390
Exercised | shares	(566,612)	(4,360,740)	(10,026,018)
Forfeited | shares	(1,079,240)	(541,488)	(455,694)
Number of options outstanding ending balance	48,104,542	24,792,940	21,151,186
Number of options Vested and expected to vest | shares	45,601,007	23,552,634	20,097,190
Number of options exercisable | shares	14,272,122	9,580,612	4,762,058
Number of options non vested | shares	33,832,420	15,212,328	16,389,128
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 5.24	$ 4.45	$ 3.43
Weighted-average exercise price options granted | $ / shares	2.05	5.54	6.44
Weighted-average grant date fair value options exercised | $ / shares	0.68	1.92	2.64
Weighted-average exercise price options forfeited | $ / shares	4.78	5.70	6.27
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 3.65	$ 5.24	$ 4.45
Weighted-average exercise price options Vested and expected to vest	$ 3.68	$ 5.21	$ 4.44
Weighted-average exercise price options exercisable | $ / shares	$ 4.93	$ 4.00	$ 3.05
Weighted-average exercise price options non vested	$ 3.11	$ 6.03	$ 4.86
Weighted-average grant date fair value options outstanding beginning balance	2.79	2.68	2.39
Weighted-average grant date fair value options granted	1.02	2.81	2.70
Weighted-average grant date fair value options exercised	2.67	2.26	1.92
Weighted-average grant date fair value options forfeited	2.25	2.90	3.01
Weighted-average grant date fair value options outstanding ending balance	1.89	2.79	2.68
Weighted-average grant date fair value options vested and expected to vest	1.91	2.79	2.68
Weighted-average grant date fair value options exercisable	2.75	2.64	2.74
Weighted-average grant date fair value options non vested	$ 1.52	$ 2.88	$ 2.66